Equity (Details) - Schedule of Black-Scholes Option Pricing Model	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate		3.86%	4.07%
Expected life	10 years	10 years	10 years
Expected dividend rate	0.00%	0.00%	0.00%
Expected volatility	100.00%	100.00%	100.00%
Forfeiture rate	0.00%	0.00%	0.00%
Minimum [Member]
Equity (Details) - Schedule of Black-Scholes Option Pricing Model [Line Items]
Risk-free interest rate	3.95%	3.39%	2.81%
Expected life		10 years	10 years
Expected dividend rate		0.00%	0.00%
Expected volatility		100.00%	100.00%
Forfeiture rate		0.00%	0.00%